Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting policies (Abstract)
Significant Accounting Policies
2.     Significant Accounting policies:

a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include in each of the three years in the period ended December 31, 2011 the accounts and operating results of the Company and its wholly-owned and majority-owned subsidiaries. All inter-company balances and transactions have been eliminated in consolidation. The Company consolidates all subsidiaries that are more than 50% owned and presents any non-controlling interests, representing the portion of equity in a subsidiary not attributable, directly or indirectly, to the Company, in the consolidated statement of financial position within equity separate from the Company's equity  in accordance with the amendments of ASC 810 , "Consolidation", adopted on January 1, 2009 and the portion of the net income or loss of the subsidiary earned or assumed by the non-controlling interest is presented separately in the consolidated statements of operations as non controlling interests.

In addition, following the provisions of ASC 810, "Consolidation", the Company evaluates any interest held in other entities to determine whether the entity is a Variable Interest Entity ("VIE") and if the Company is the primary beneficiary of the VIE. In this respect, during the years ended December 31, 2009 and 2010, the Company evaluated its interests in the four 50% owned joint ventures discussed in Note 1 above and it has determined that, each joint venture was a variable interest entity according to the provisions of the Variable Interest Entities Subsections of Subtopic 810-10 and that the Company was, in each case, the primary beneficiary. As such, the Company consolidated the joint ventures for the years ended December 31, 2009 and 2010. Following the dissolution of the joint ventures on July 27, 2011 discussed in Note 1 above, the Company de-consolidated the joint ventures as of that date.

The joint ventures had only four contracts for the construction of respective vessels which were cancelled in June 2011 as no refund guarantees were received, the construction of the vessels had not commenced and all vessels were delayed on their contracted deliveries. As such, the de-consolidation of the joint ventures had no significant effect on the Company's consolidated financial statements.

b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

c) Other Comprehensive Income (Loss): The Company follows the provisions of ASC 220, "Comprehensive Income", which requires separate presentation of certain transactions, which are recorded directly as components of stockholders' equity. The Company's comprehensive income (loss) is comprised of net income less actuarial gains/losses related to the adoption and implementation of ASC 715, "Compensation-Retirement Benefits", as well as the changes in the fair value of the derivatives that qualify for hedge accounting, net of the realized losses of such derivatives which are reclassified to consolidated statement of operations, in accordance with ASC 815 "Derivatives and Hedging".

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income, Presentation of Comprehensive Income (Topic 220), which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (i) a continuous statement of comprehensive income or (ii) two separate but consecutive statements. Under the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. The amendments in this Update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this Update should be applied retrospectively and they are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. The amendments in this Update have been adopted by the Company in the accompanying consolidated financial statements with no material effect.

d) Concentration of Credit Risk:  Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, trade accounts receivable and derivative contracts (mainly interest rate swaps). The Company places its cash and cash equivalents, consisting mostly of deposits, with various financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition. The Company does not obtain rights to collateral to reduce its credit risk. The Company is exposed to credit risk in the event of non-performance by counter parties to derivative instruments; however, the Company limits its exposure by diversifying among counter parties considering their credit ratings.

e) Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company's vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company's accounting records are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are separately reflected in the accompanying consolidated statements of operations.

f) Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

g) Restricted Cash: Restricted cash includes bank deposits that are required under the Company's borrowing arrangements which are used to fund the loan instalments coming due. The funds can only be used for the purposes of loan repayment. In addition, restricted cash also includes minimum cash deposits required to be maintained with certain banks under the Company's borrowing arrangements and derivative financial instruments.

h) Accounts Receivable Trade, net: Accounts receivable-trade, net at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of any provision for doubtful accounts. The Company's revenue is based on contracted charter parties. However, there is always the possibility of dispute over terms and payment of hires and freights, as disagreements may arise in relation to the responsibility of lost time and revenue due to the Company. Accordingly, at each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts primarily based on the aging of such balances and any amounts in disputes. The provision for doubtful accounts at December 31, 2010 and 2011 amounted to $529 and $339, respectively.

i) Insurance Claims: The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company's fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the Company can make an estimate of the amount to be reimbursed following the insurance claim.

j) Inventories: Inventories consist of consumable bunkers and lubricants, which are stated at the lower of cost or market value. Cost is determined by the first in, first out method.

k) Vessels, net: Vessels are stated at cost, which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for her initial voyage). Subsequent expenditures for major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Otherwise these amounts are charged to expense as incurred. The cost of each of the Company's vessels is depreciated beginning when the vessel is ready for her intended use, on a straight-line basis over the vessel's remaining economic useful life, after considering the estimated residual value (vessel's residual value is equal to the product of its lightweight tonnage and estimated scrap rate). Management estimates the scrap value per light weight ton (LWT) to be $0.2, which is based on the historical average demolition prices prevailing in the market while management estimates the useful life of the Company's vessels to be 28 years from the date of initial delivery from the shipyard. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, her remaining useful life is adjusted at the date such regulations become effective.

l) Office furniture and Equipment, net: Office furniture and equipment, net are stated at cost less accumulated depreciation. Depreciation is calculated on a straight line basis over the estimated useful life of the specific asset placed in service which range from three to nine years.

m) Impairment of Long-Lived Assets: The Company follows the guidance under ASC 360, "Property, Plant and Equipment", which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The standard requires that long-lived assets and certain identifiable intangibles held and used or disposed of by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company should evaluate the asset for an impairment loss.

Measurement of the impairment loss is based on the fair value of the asset which is determined based on management estimates and assumptions and by making use of available market data. The fair values are determined through Level 2 inputs of the fair value hierarchy as defined in ASC 820 "Fair value measurements and disclosures" and are derived principally from or by corroborated or observable market data. Inputs, considered by management in determining the fair value, include independent broker's valuations, FFA indices, average charter hire rates and other market observable data that allow value to be determined.

The Company evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events have occurred which would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, management reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.

The current economic and market conditions, including the significant disruptions in the global credit markets, are having broad effects on participants in a wide variety of industries. Since mid-August 2008, the charter rates in the dry bulk charter market have declined significantly, and dry bulk vessel values have also declined both as a result of a slowdown in the availability of global credit and the significant deterioration in charter rates, conditions that the Company considers indicators of impairment.

In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels' future performance, with the significant assumptions being related to charter rates, fleet utilization, vessels' operating expenses, vessels' capital expenditures, vessels' residual value and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations and taking into consideration growth rates for vessel expenses while these assumptions are always subject to changes based on the economic conditions applicable by the time we are performing the tests.

The Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel's carrying value. Consistent with prior years and to the extent impairment indicators were present, the projected vessels' net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days (based on the most recent ten year historical average and utilizing available market data for time charter and spot market rates such as forward freight agreements or FFAs) over the remaining estimated life of the vessel assumed to be 28 years from the delivery of the vessel from the shipyard, net of brokerage commissions, expected outflows for vessels' maintenance and vessel operating expenses (including planned dry-docking and special survey expenditures), assuming an average annual inflation rate in operating expenses  of 3% to 4% and fleet utilization of 95% to 97%. The salvage value used in the impairment test is estimated to be $0.2 per light weight ton (LWT) in accordance with the Company's depreciation policy discussed above. When the Company's estimate of undiscounted future cash flows for any vessel is lower than the vessel's carrying value, the carrying value is written down, by recording a charge to operations, to the vessel's fair market value. In the years ended December 31, 2009, 2010 and 2011, the undiscounted projected net operating cash flows per vessel exceeded the carrying value of each vessel and thus, no impairment loss was recorded in 2009, 2010 and 2011.

n) Assets Held For Sale:  In accordance with ASC 360, "Property, Plant, and Equipment", the Company classifies long-lived assets to be sold as held-for-sale in the period in which all of the following criteria are met: management having the appropriate authority commits to a plan to sell the asset; the asset is available for immediate sale in its present condition; an active program to locate a buyer and other actions required to sell the asset have been initiated; sale of the asset is probable and expected to occur within one year; the asset is being actively marketed for sale at a price that is reasonable in relation to its fair value; and actions required to complete the plan indicate that it is unlikely significant changes to the plan will be made or that the plan will be withdrawn. Assets held-for-sale are not depreciated and are measured at the lower of carrying amount or fair value less costs to sell.

o) Intangible assets/liabilities related to time charter acquired: Where the Company identifies any assets or liabilities associated with the acquisition of a vessel, the Company records all such identified assets or liabilities at fair value. Fair value is determined by reference to market data. The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired. The amount to be recorded as an asset or liability at the date of vessel delivery is based on the difference between the current fair value of a charter with similar characteristics as the time charter assumed and the net present value of future contractual cash flows from the time charter contract assumed. When the present value of the time charter assumed is greater than the current fair value of such charter, the difference is recorded as an asset; otherwise, the difference is recorded as liability. Such assets (so long as recoverability tests support their carrying values) and liabilities, respectively, are amortized over the remaining term of the related charters as an increase in charter hire expense and revenue, respectively, and are classified as non-current in the accompanying consolidated balance sheets.

Following the guidance under ASC 360 discussed under (m) above, the Company tests the intangible assets for recoverability whenever events or changes in circumstances indicate that their carrying amount may not be recoverable.  In this respect, during the fourth quarter of 2011 and as a result of a combination of factors, including mainly the sustained decline in charter rates in 2011 and similar expectations for 2012, the current market turmoil and the illiquidity in the overall credit markets, the Company concluded that sufficient indicators existed requiring the performance of an impairment test of the intangible assets. Based on the same set of significant assumptions and estimates used in the Company's vessel impairment test described under (m) above, the estimates of the undiscounted cash flows of the intangible assets (with assumptions consistent also with those of the prior year) did not support the recoverability of the intangible assets' carrying values and accordingly the intangible assets' carrying values were adjusted to their fair values, which were determined to zero, by recognizing an impairment loss of $146.7 million. The fair values were determined through Level 2 inputs of the fair value hierarchy as defined in ASC 820 "Fair value measurements and disclosures" and were derived principally from independent broker's valuations and market observable data that management considered in determining the fair value. No impairment loss was recorded in the years ended December 31, 2009 and 2010 as the undiscounted projected net operating cash flows of the intangible assets exceeded their carrying values as of these dates.

p) Accounting for Dry-Docking and Special Survey Costs: The Company follows the direct expense method under which the dry-docking and special survey costs are expensed as incurred.

q) Financing Costs: Direct and incremental costs related to the issuance of debt such as legal, bankers or underwriters' fees are capitalized and reflected as deferred financing costs. Amounts paid to lenders or required to be paid to third parties on the lender's behalf are classified as a contra to debt. All such financing costs are amortized to interest and finance costs using the effective interest method over the life of the related debt or for debt instruments that are puttable by the holders prior to the debt's stated maturity, over a period no longer than through the first put option date. Unamortized fees relating to loans repaid or refinanced as debt extinguishment are expensed as interest and finance costs in the period the repayment or extinguishment is made.

r) Convertible Senior Notes: The Company follows the provisions of ASC Topic 470-20, "Debt with Conversion and Other Options," which requires the issuer of certain convertible debt instruments that may be settled in cash on conversion to separately account for the liability (debt) and equity (conversion option) components of the instrument in a manner that reflects the issuer's non-convertible debt borrowing rate.

s) Financial Instruments: The principal financial assets of the Company consist of cash and cash equivalents and restricted cash, accounts receivable, trade (net of allowance), and prepayments and advances. The principal financial liabilities of the Company consist of accounts payable, accrued liabilities, deferred revenue, long-term debt, and interest-rate swaps. The carrying amounts reflected in the accompanying consolidated balance sheets of financial assets and liabilities, with the exception of the 1.875% Unsecured Convertible Senior Notes due 2027 (Note 10), approximate their respective fair values.

t) Fair Value Measurements: The Company follows the provisions of ASC 820, "Fair Value Measurements and Disclosures" which defines, and provides guidance as to the measurement of, fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity's own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy. ASC 820 applies when assets or liabilities in the financial statements are to be measured at fair value, but does not require additional use of fair value beyond the requirements in other accounting principles.

u) Fair value option:  In February, 2007, the FASB issued ASC 825, "Financial Instruments," which permits companies to report certain financial assets and financial liabilities at fair value.  ASC 825 was effective for the Company as of January 1, 2008 at which time the Company could elect to apply the standard prospectively and measure certain financial instruments at fair value. The Company has evaluated the guidance contained in ASC 825, and has elected not to report any existing financial assets or liabilities at fair value that are not already reported, therefore, the adoption of the statement had no impact on its financial position and results of operations.  The Company retains the ability to elect the fair value option for certain future assets and liabilities acquired under this new pronouncement.

v) Derivatives:   Derivative financial instruments are used to manage risk related to fluctuations of interest rates, hire rates and currency exchange rates. At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge.

The documentation includes identification of the hedging instrument, hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument's effectiveness in offsetting exposure to changes in the hedged item's cash flows attributable to the hedged risk. A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect profit or loss. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated. All derivatives are recorded on the balance sheet as assets or liabilities and measured at fair value. For derivatives designated as cash flow hedges, the effective portion of the changes in fair value of the derivatives are recorded in Accumulated Other Comprehensive Income (Loss) and subsequently recognized in earnings when the hedged items impact earnings.

The changes in fair value of derivatives not qualifying for hedge accounting are recognized in earnings. The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in profit or loss. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to net profit or loss for the year as financial income or expense.

The Company follows the accounting pronouncement relating to the expanded disclosure requirements about derivative instruments and hedging activities codified as ASC 815, "Derivatives and Hedging". ASC 815 intents to provide users of financial statements with an enhanced understanding of: (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for, and (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows.

ASC 815 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about the fair value of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative instruments. ASC 815 relates to disclosures only and its adoption did not have any effect on the financial condition, results of operations or liquidity of the Company.

w) Accounting for Revenues and Related Expenses: The Company generates its revenues from charterers for the charterhire of its vessels. Vessels are chartered using either voyage charters, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate, or time charters, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charterhire rate and any profit share over the daily charterhire rate, where applicable. If a charter agreement exists and collection of the related revenue is reasonably assured, revenue is recognized, as it is earned ratably over the duration of the period of each voyage or time charter. Revenue on any profit share is recognized following the same criteria. Time charter revenues are recorded over the term of the charter as service is provided. Under a voyage charter the revenues are recognized proportionately over the duration of the voyage. A voyage is deemed to commence upon the completion of discharge of the vessel's previous cargo and the vessel's sail to the next fixed loading port and is deemed to end upon the completion of discharge of the current cargo. A voyage charter contract with a charterer consists of sailing to the load port (the positioning leg), loading the cargo, sailing to the discharge port and discharging the cargo. The charter contract therefore requires the relevant vessel to proceed to the port or place as ordered by the charterer and is not cancellable in the positioning leg, provided that the Company fulfils its contractual commitment. Performance under the contract begins upon sailing to the load port (the positioning leg). Non-cancelable voyage contracts are generally arranged prior to the completion of an existing contract. Assuming, therefore, that a non-cancelable voyage charter agreement is in place, voyage revenue recognition, under the discharge-to-discharge method, commences once the discharge of the previous charter's cargo is complete and the vessel sails for loading. The voyage is deemed complete at the point the vessel has left the discharge terminal.

Demurrage income represents payments by the charterer to the vessel owner when loading or discharging time exceeded the stipulated time in the voyage charter and is recognized as it is earned. Deferred revenue includes cash received prior to the balance sheet date and is related to revenue earned after such date. Voyage expenses, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under the time charter arrangements or by the Company under voyage charter arrangements, except for commissions, which are always paid for by the Company, regardless of charter type.

All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions paid to brokers are deferred and amortized over the related voyage charter period to the extent revenue has been deferred since commissions are earned as the Company's revenues are earned.

x) Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the year incurred and are included in Vessel operating expenses in the accompanying consolidated statements of operations.

y) Pension and Retirement Benefit Obligations: Administrative employees are covered by state-sponsored pension funds. Both employees and the Company are required to contribute a portion of the employees' gross salary to the fund. Upon retirement, the state-sponsored pension funds are responsible for paying the employees retirement benefits and accordingly the Company has no such obligation. Employer's contributions for the years ended December 31, 2009, 2010 and 2011 amounted to $2.7 million, $3.0 million and $3.3 million, respectively.

z) Staff Leaving Indemnities - Administrative Personnel: The Company's employees are entitled to termination payments in the event of dismissal or retirement with the amount of payment varying in relation to the employee's compensation, length of service and manner of termination (dismissed or retired). Employees who resign, or are dismissed with cause are not entitled to termination payments. The Company's liability on an actuarially determined basis, at December 31, 2010 and 2011 amounted to $0.9 million and $1.0 million respectively, while the amount recognized in Accumulated Other Comprehensive Income/Loss at December 31, 2009, 2010 and 2011, following the adoption of ASC 715, "Compensation-Retirement Benefits" amounted to a loss of $85 and $74 and a gain of $172, respectively.

aa) Stock-Based Compensation: Following the provisions of ASC 718, "Compensation- Stock Compensation" the Company recognizes all share-based payments to employees, including grants of employee stock options, in the consolidated statements of operations based on their fair values on the grant date. Compensation cost on stock based awards with graded vesting is recognized on an accelerated basis as though each separately vesting portion of the award was, in substance, a separate award.

bb) Taxation: The Company follows the provisions of  ASC 740-10, "Accounting for Uncertainty in Income Taxes" which clarifies the accounting for uncertainty in income taxes by prescribing the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740-10 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

cc) Earnings (losses) per Common Share: Basic earnings (losses) per common share are computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings (losses) per common share, reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised.

dd) Segment Reporting: The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers, i.e. spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

ee) Reclassification: A reclassification of $229 has been performed in the year ended December 31, 2010 from Losses on derivative financial instruments to Interest and Finance cost to conform to the presentation of realized losses of the swaps designated as hedging instruments under Interest and Finance cost in the year ended December 31, 2011.

Recent Accounting Standards Updates:

ASU 2011-04:  In May 2011, the FASB issued ASU 2011-04, Fair Value Measurements, Amendments to achieve common fair value measurements and disclosure requirements in U.S. GAAP and IFRS (Topic 820). The ASU is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework on how to measure fair value and on what disclosures to provide about fair value measurements. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands ASC 820's existing disclosure requirements for fair value measurements and makes other amendments. Many of these amendments are being made to eliminate unnecessary wording differences between U.S. GAAP and IFRSs. However, some could change how the fair value measurement guidance in ASC 820 is applied. The amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2011. Earlier application is not permitted. The provisions of ASU 2011-04 are not expected to have a material impact on the Company's consolidated financial statements.

ASU 2011-11: In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about offsetting Assets and Liabilities. The objective of this update is to provide enhanced disclosures that will enable financial statements' users to evaluate the effect or potential effect of netting arrangements on an entity's financial position. This includes the effect or potential effect of rights of setoff associated with an entity's recognized assets and recognized liabilities within the scope of this ASU. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45.  The amendments in this update are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The provisions of ASU 2011-11 are not expected to have a material impact on the Company's consolidated financial statements.

ASU 2011-12: In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standard Update No 2011-05. The amendments in this Update supersede certain pending paragraphs in Accounting Standards Update No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, to effectively defer only those changes in Update 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. The amendments will be temporary to allow the Board time to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the Board is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before Update 2011-05. All other requirements in Update 2011-05 are not affected by this Update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. The provisions of ASU 2011-12 are not expected to have a material impact on the Company's consolidated financial statements.